INFORMATION ON BUSINESS SEGMENTS QUARTERLY	3 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
INFORMATION ON BUSINESS SEGMENTS

NOTE 4 – INFORMATION ON BUSINESS SEGMENTS

We organize our business segments based on the nature of the products and services offered. We focus on the farming business and water business with Two Rivers Water Company as the parent company.  Therefore, we report our segments by these lines of businesses: Farms and Water.  Farms contain all of our farming business (Farms, F-1, F-2, Dionisio).  Water contains our water business (HCIC, Orlando and Bessemer).

In the following tables of financial data, the total of the operating results of these business segments is reconciled, as appropriate, to the corresponding consolidated amount.  There are some corporate expenses that were not allocated to the business segments, and these expenses are contained in the “Total Operating Expenses” under Two Rivers Water Company.

While the Parent is not a separable reportable operating segment, there are some corporate expenses that were not allocated to the business segments, and these expenses are contained in the “Total Operating Expenses” under Parent.  Further, segment allocations may differ from those on the face of the income statement.

Operating results for each of the segments of the Company are as follows (in thousands):

	For the six months ended June 30, 2012					For the six months ended June 30, 2011
	Parent	Farms	Water	Discontinued Operations	Total	Parent	Farms	Water	Discontinued Operations	Total
Revenue
Assessments	$-	-	-	-	-	$-	-	48	-	48
Farm revenue	-	-	-	-	-	-	-	-	-	-
Water revenue	-	-	36	-	36	-	-	-	-	-
Other & misc.	-	-	11	-	11	-	-	-	-	-
	-	-	47	-	47	-	-	48	-	48
Less: direct cost of revenue	-	-	-	-	-	-	-	-	-	-
Gross Margin	-	-	47	-	47	-	-	48	-	48
Total Operating Expenses	3,618	647	495	-	4,760	(2,409)	(248)	(228)	-	(2,885)
Total Other Income/(Expense)	1,024	646	223	-	1,893	(37)	(100)	(426)	-	(563)
Net (Loss) Income from continuing operations before income taxes	(4,642)	(1,293)	(671)	-	(6,606)	(2,446)	(348)	(606)	-	(3,400)
Income Taxes (Expense)/Credit	-	-	-	-	-	-	-	-	-	-

Net Income (Loss) from continuing operations	(4,642)	(1,293)	(671)	-	(6,606)	(2,446)	(348)	(606)	-	(3,400)
Discontinued operations:
(Loss) from operations of discontinued real estate and mortgage business	-	-	-	-	-	-	-	-	(31)	(31)
Income tax benefit	-	-	-	-	-	-	-	-	-	-
Loss on discontinued operations	-	-	-	-	-	-	-	-	(31)	(31)
Non-controlling interest	-	-	4	-	4	-	-	(24)	-	(24)
Net (Loss) Income	$(4,642)	(1,293)	(675)	-	(6,610)	$(2,446)	(348)	(630)	(31)	(3,455)
Segment assets	$1,959	9,135	27,254	-	38,348	$888	1,002	29,497	10	31,397